Inventories, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories, net

Note 4. - Inventories, net

Inventories are comprised of the following:

	June 30, 2016	December 31, 2015
Raw materials	$45,332	$36,254
Work in process	6,223	3,451
Finished goods	3,188	2,875
Stores and spares	4,319	3,190
Packing material	234	241
	$59,296	$46,011

Note 8. Inventories

Inventories are comprised of the following

	December 31, 2015	December 31, 2014
Raw materials	$36,254	$22,421
Work in process	3,451	2,136
Finished goods	2,875	2,158
Stores and spares	3,190	2,371
Packing material	241	171
	46,011	29,257
Less: inventory allowances	—	(292)
	$46,011	$28,965